Revenue From Services Rendered - Summary of Revenue From Services Rendered (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenue from fund management	R$ 285,798	R$ 233,826	R$ 152,571
Gross revenue from realized performance fees	31,358	48,295	6,383
Gross revenue from unrealized performance fees	10,511	17,033
Gross revenue from advisory	31,569	11,939	21,383
Gross Revenue from services rendered	359,236	311,093	180,337
Net revenue from services rendered	339,892	296,717	172,204
Net revenue from fund management	271,266	223,808	146,551
Net revenue from realized performance fees	29,866	45,949	6,042
Net revenue from unrealized performance fees	9,918	16,071
Net revenue from advisory	28,842	10,889	19,611
COFINS [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Taxes and contributions	(9,488)	(6,494)	(3,688)
PIS [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Taxes and contributions	(2,057)	(1,407)	(798)
ISS [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Taxes and contributions	(7,799)	(6,475)	(3,647)
In Brazil [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross Revenue from services rendered	264,493	215,941	122,935
Abroad [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross Revenue from services rendered	R$ 94,743	R$ 95,152	R$ 57,402